Cash and cash equivalents (Tables)	12 Months Ended
Oct. 31, 2019
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
		October 31, 2019	October 31, 2018
	Note	$m	$m
Cash at bank and in hand		292.2	387.1
Short-term bank deposits		63.5	236.7
		355.7	623.8
Reclassification to current assets classified as held for sale	37	-	(2.9)
Cash and cash equivalents		355.7	620.9

Credit Quality of Cash and Cash Equivalents
The credit quality of cash and cash equivalents is as follows:

	October 31, 2019	October 31, 2018
	$m	$m
S&P/Moody’s/Fitch rating:
AAA	69.8	231.5
AA-	87.6	81.0
A+	144.4	260.4
A	23.4	20.1
A-	14.4	3.8
BBB+	1.7	4.5
BBB	4.5	1.0
BBB-	0.8	0.6
BB+	0.8	2.0
BB	0.3	-
BB-	6.3	15.2
B+	0.2	-
CCC+	-	0.2
C-	-	0.3
Not rated	1.5	0.3
	355.7	620.9